PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 30, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
ROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2018

Cost
Balance, December 31, 2017	$70,003	$512,398	$1,039,974	$175,640	$77,389	$1,875,404
Additions	1,051	9,650	49,560	3,065	47,406	110,732
Transfers	—	33,932	31,735	1,498	(67,165)	—
Disposals	(97)	(5,095)	(35,924)	(21,002)	—	(62,118)
Balance, December 30, 2018	$70,957	$550,885	$1,085,345	$159,201	$57,630	$1,924,018

Accumulated depreciation
Balance, December 31, 2017	$—	$157,040	$571,847	$110,699	$—	$839,586
Depreciation	—	24,781	91,081	9,935	—	125,797
Disposals	—	—	(22,510)	(9,330)	—	(31,840)
Balance, December 30, 2018	$—	$181,821	$640,418	$111,304	$—	$933,543
Carrying amount, December 30, 2018	$70,957	$369,064	$444,927	$47,897	$57,630	$990,475

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2017

Cost
Balance, January 1, 2017	$69,373	$504,186	$997,993	$167,651	$50,607	$1,789,810
Additions	630	7,515	17,565	10,852	55,640	92,202
Additions through business acquisitions	—	29	4,153	356	—	4,538
Transfers	—	2,601	25,062	1,195	(28,858)	—
Disposals	—	(1,933)	(4,799)	(4,414)	—	(11,146)
Balance, December 31, 2017	$70,003	$512,398	$1,039,974	$175,640	$77,389	$1,875,404

Accumulated depreciation
Balance, January 1, 2017	$—	$132,976	$483,742	$96,209	$—	$712,927
Depreciation	—	24,719	92,904	18,610	—	136,233
Disposals	—	(655)	(4,799)	(4,120)	—	(9,574)
Balance, December 31, 2017	$—	$157,040	$571,847	$110,699	$—	$839,586
Carrying amount, December 31, 2017	$70,003	$355,358	$468,127	$64,941	$77,389	$1,035,818

Assets not yet utilized in operations include expenditures incurred to date for plant expansions which are still in process and equipment not yet placed into service as at the end of the reporting period.

As at December 30, 2018, there were contractual purchase obligations outstanding of approximately $24.8 million for the acquisition of property, plant and equipment compared to $46.2 million as of December 31, 2017.